Intangible Assets	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Intangible Assets
15. Intangible Assets
Balances and changes in intangible assets are as follows:

	Weighted average useful life (years)	Balance on 12/31/2018	Adoption IFRS 16	Additions	Amortization	Transfer (i)	Write-offs and disposals	Effect of foreign currency exchange rate variation	Oxiteno Andina (*)	Balance on 12/31/2019

Cost:
Goodwill (a)	—	1,525,088	—	—	—	—	—	—	—	1,525,088
Software (b)	3	1,062,486	—	145,004	—	2,553	(784)	1,551	(281)	1,210,529
Technology (c)	5	32,617	—	—	—	—	—	—	—	32,617
Commercial property rights	10	64,032	(56,114)	3,820	—	(1,401)	(2,403)	—	—	7,934
Distribution rights	6	142,989	—	1,505	—	(10,895)	—	—	—	133,599
Brands (d)	—	120,571	—	—	—	—	—	1,933	—	122,504
Trademark rights (d)	35	114,792	—	—	—	—	—	—	—	114,792
Others (e)	10	43,281	—	1,668	—	(355)	—	306	—	44,900

		3,105,856	(56,114)	151,997	—	(10,098)	(3,187)	3,790	(281)	3,191,963

Accumulated amortization:
Software		(537,438)	—	—	(110,088)	13	(611)	(998)	261	(648,861)
Technology		(32,613)	—	—	(3)	—	—	—	—	(32,616)
Commercial property rights		(23,931)	16,186	—	(848)	(669)	2,878	—	—	(6,384)
Distribution rights		(106,597)	—	—	(6,511)	4,176	—	—	—	(108,932)
Trademark rights		(3,182)	—	—	(2,937)	—	—	—	—	(6,119)
Others		(32,740)	—	—	(105)	136	—	(4)	—	(32,713)

		(736,501)	16,186	—	(120,492)	3,656	2,267	(1,002)	261	(835,625)

Provision for losses and impairment:
Goodwill (a)		—	—	(593,280)	—	—	—	—	—	(593,280)
Commercial property rights		—	—	(465)	—	—	—	—	—	(465)

		—	—	(593,745)	—	—	—	—	—	(593,745)

Net amount		2,369,355	(39,928)	(441,748)	(120,492)	(6,442)	(920)	2,788	(20)	1,762,593

(*) Refers to the asset write-offs of Oxiteno Andina (see Note 3.b.3).

	Weighted average useful life (years)	Balance on 12/31/2017	Additions	Amortization	Transfer (i)	Write-offs and disposals	Effect of foreign currency exchange rate variation	Balance acquisition TEAS (ii)	Balance on 12/31/2018
Cost:
Goodwill (a)	—	1,524,291	—	—	—	—	—	797	1,525,088
Software (b)	5	853,079	223,964	—	(1,258)	(15,401)	2,053	49	1,062,486
Technology (c)	5	32,617	—	—	—	—	—	—	32,617
Commercial property rights (d)	10	55,069	11,117	—	—	(2,154)	—	—	64,032
Distribution rights	8	142,669	690	—	(350)	—	(20)	—	142,989
Brands (e)	—	113,543	—	—	—	—	7,028	—	120,571
Trademark rights (e)	39	114,792	—	—	—	—	—	—	114,792
Others (f)	10	40,514	1,822	—	—	—	945	—	43,281

		2,876,574	237,593	—	(1,608)	(17,555)	10,006	846	3,105,856

Accumulated amortization:
Software		(456,799)	—	(79,845)	59	28	(832)	(49)	(537,438)
Technology		(32,541)	—	(72)	—	—	—	—	(32,613)
Commercial property rights		(21,292)	—	(4,679)	—	2,040	—	—	(23,931)
Distribution rights		(96,704)	—	(10,018)	125	—	—	—	(106,597)
Trademark rights		—	—	(3,182)	—	—	—	—	(3,182)
Others		(31,196)	—	(1,538)	—	—	(6)	—	(32,740)

		(638,532)	—	(99,334)	184	2,068	(838)	(49)	(736,501)

Net amount		2,238,042	237,593	(99,334)	(1,424)	(15,487)	9,168	797	2,369,355

(i) Refers to amounts transferred to PP&E and right to use assets as from 2019.
(ii) See Note 3.c.

	Weighted average useful life (years)	Balance on 1/1/2017	Additions	Amortization	Transfer	Write- offs and disposals	Effect of foreign currency exchange rate variation	Fair value CBLSA	Balance on 12/31/2017
Cost:
Goodwill (a)	—	1,454,484	—	—	—	—	—	69,807	1,524,291
Software (b)	5	641,691	207,703	—	2,447	(1,193)	2,431	—	853,079
Technology (c)	5	32,617	—	—	—	—	—	—	32,617
Commercial property rights (d)	10	43,258	13,837	—	(68)	(1,958)	—	—	55,069
Distribution rights	6	125,539	—	—	—	—	—	17,130	142,669
Brands (e)	—	112,936	—	—	—	—	607	—	113,543
Trademark rights (e)	39	—	—	—	—	—	—	114,792	114,792
Others (f)	10	39,172	420	—	—	—	922	—	40,514

		2,449,697	221,960	—	2,379	(3,151)	3,960	201,729	2,876,574

Accumulated amortization:
Software		(396,702)	—	(59,579)	(5)	1,191	(1,704)	—	(456,799)
Technology		(32,469)	—	(72)	—	—	—	—	(32,541)
Commercial property rights		(19,568)	—	(3,689)	8	1,957	—	—	(21,292)
Distribution rights		(86,012)	—	—	—	—	—	(10,692)	(96,704)
Others		(23,310)	—	(7,883)	—	—	(3)	—	(31,196)

		(558,061)	—	(71,223)	3	3,148	(1,707)	(10,692)	(638,532)

Net amount		1,891,636	221,960	(71,223)	2,382	(3)	2,253	191,037	2,238,042

The amortization expenses were recognized in the financial statements as shown below:

	2019	2018	2017
Inventories and cost of products and services sold	11,183	15,044	2,165
Selling and marketing	3,872	8,920	11,689
General and administrative	105,437	75,370	57,369

	120,492	99,334	71,223

a. Goodwill
The balance of the goodwill is tested annually for impairment and is represented by the following acquisitions:

	Segment	12/31/2019	12/31/2018
Goodwill on the acquisition of:
Extrafarma	Extrafarma	661,553	661,553
Extrafarma – impairment	Extrafarma	(593,280)	—

Extrafarma – net	Extrafarma	68,273	661,553
Ipiranga (1)	Ipiranga	276,724	276,724
União Terminais	Ultracargo	211,089	211,089
Texaco	Ipiranga	177,759	177,759
Iconic (CBLSA)	Ipiranga	69,807	69,807
Oxiteno Uruguay	Oxiteno	44,856	44,856
Temmar	Ultracargo	43,781	43,781
DNP	Ipiranga	24,736	24,736
Repsol	Ultragaz	13,403	13,403
TEAS	Ultracargo	797	797
Others	Oxiteno	583	583

		931,808	1,525,088

(1)	Including R$ 246,163 at Ultrapar.
On December 31, 2019, the Company tested the balances of goodwill shown in the table above for impairment. The determination of value in use involves assumptions, judgments, and estimates of cash flows, such as growth rates of revenues, costs and expenses, estimates of investments and working capital, and discount rates. The assumptions about growth projections and future cash flows are based on the Company’s business plan of its operating segments, as well as comparable market data, and represent management’s best estimate of the economic conditions that will exist over the economic life of the various CGUs, to which goodwill is related.
The main
key-assumptions
used by the Company to calculate the value in use are described below:
Period of evaluation
: the evaluation of the value in use is calculated for a period of five years (except the Extrafarma segment), after which the Company calculated the perpetuity, considering the possibility of carrying the business on indefinitely. For the Extrafarma segment, a period of ten years was used due to a four-year period of maturity of new stores.
Discount and real growth rates
: on December 31, 2019, the discount and real growth rates used to extrapolate the projections ranged from 8.9% to 12.1% and from 0% to 1% p.a., respectively, depending on the CGU analyzed.

Revenue from sales and services, costs and expenses, and gross margin
: considers the budget prepared for 2020 and the long-term strategic plan prepared by management and approved by the Board of Directors.
The goodwill impairment tests and net assets of the Company and its subsidiaries result in the recognition of impairment in the amount of R$ 593,280 for subsidiary Extrafarma for the year ended December 31, 2019 (see Note 2.u).
The Company assessed a sensitivity analysis of discount and growth rate of perpetuity, due to their significant impact on cash flows and value in use. An increase of 0.5 percentage points in the discount rate or a decrease of 0.5 percentage points in the growth rate of the perpetuity of the cash flow of each business segment would not result in the recognition of impairment.
b. Software
Includes user licenses and costs for the implementation of the various systems used by the Company and its subsidiaries, such as: integrated management and control, financial management, foreign trade, industrial automation, operational and storage management, accounting information, and other systems.
c. Technology
The subsidiaries Oxiteno S.A. and Oleoquímica recognize as technology certain rights of use held by them. Such licenses include the production of ethylene oxide, ethylene glycols, ethanolamines, glycol ethers, ethoxylates, solvents, fatty acids from vegetable oils, fatty alcohols, and specialty chemicals, which are products that are supplied to various industries.
d. Brands and Trademark rights
Brands are represented by the acquisition cost of the ‘am/pm’ brand in Brazil and of the Extrafarma brand, acquired in the business combination, and Chevron and Texaco trademark rights.
e. Other intangibles
Refers mainly to the loyalty program “Clube Extrafarma”.